Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 52.5%

Communication Services - 5.7%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom S.A. - ADR (Spain)	16,300	$364,305
Cellnex Telecom S.A. (Spain)[2]	8,575	383,552
Helios Towers plc (Tanzania)*	131,635	231,433
Radius Global Infrastructure, Inc. - Class A*	52,288	798,961
		1,778,251
Entertainment - 1.8%
Activision Blizzard, Inc.	41,731	3,336,394
Electronic Arts, Inc.	25,970	3,408,043
Sea Ltd. - ADR (Singapore)*	53,091	4,051,905
Ubisoft Entertainment S.A. (France)*	8,402	357,710
		11,154,052
Interactive Media & Services - 2.4%
Alphabet, Inc. - Class A*	51,220	5,957,910
Auto Trader Group plc (United Kingdom)[2]	87,064	671,221
Meta Platforms, Inc. - Class A*	48,866	7,774,581
		14,403,712
Media - 1.2%
Charter Communications, Inc. - Class A*	16,143	6,975,391
Comcast Corp. - Class A	5,373	201,595
Omnicom Group, Inc.	574	40,088
Paramount Global - Class B	1,208	28,569
S4 Capital plc (United Kingdom)*	202,359	312,941
		7,558,584
Total Communication Services		34,894,599
Consumer Discretionary - 6.6%
Distributors - 0.0%##
Genuine Parts Co.	373	57,021
Hotels, Restaurants & Leisure - 0.1%
Marriott Vacations Worldwide Corp.	1,564	214,143
McDonald’s Corp.	649	170,927
Playa Hotels & Resorts N.V.*	15,731	107,914
Restaurant Brands International, Inc. (Canada)	4,829	258,883
		751,867
Household Durables - 0.6%
Garmin Ltd.	479	46,760
Lennar Corp. - Class A	520	44,200
Nikon Corp. (Japan)	20,000	230,331
Sony Group Corp. - ADR (Japan)	35,422	3,024,685
Sony Group Corp. (Japan)	4,400	373,243
		3,719,219
Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc.*	140,120	18,909,194
eBay, Inc.	939	45,663
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Direct Marketing Retail (continued)
MercadoLibre, Inc. (Brazil)*	628	$511,010
		19,465,867
Multiline Retail - 1.1%
Dollar General Corp.	12,265	3,046,994
Dollar Tree, Inc.*	21,426	3,543,003
Target Corp.	523	85,448
		6,675,445
Specialty Retail - 0.1%
Best Buy Co., Inc.	597	45,963
The Home Depot, Inc.	1,046	314,783
Ross Stores, Inc.	557	45,262
The TJX Companies, Inc.	1,393	85,196
Tractor Supply Co.	218	41,743
		532,947
Textiles, Apparel & Luxury Goods - 1.6%
adidas AG - ADR (Germany)	27,665	2,383,063
adidas AG (Germany)	3,474	600,973
lululemon athletica, Inc. *	12,051	3,741,956
NIKE, Inc. - Class B	25,938	2,980,795
VF Corp.	736	32,884
		9,739,671
Total Consumer Discretionary		40,942,037
Consumer Staples - 5.9%
Beverages - 2.0%
The Coca-Cola Co.	88,683	5,690,788
Diageo plc (United Kingdom)	62,910	2,980,164
Heineken N.V. - ADR (Netherlands)	70,815	3,477,725
Heineken N.V. (Netherlands)	3,633	358,166
		12,506,843
Food & Staples Retailing - 0.1%
The Kroger Co.	1,477	68,592
Walgreens Boots Alliance, Inc.	1,389	55,032
Walmart, Inc.	2,688	354,950
		478,574
Food Products - 2.3%
Archer-Daniels-Midland Co.	1,011	83,680
Bunge Ltd.	384	35,455
Campbell Soup Co.	857	42,293
Conagra Brands, Inc.	1,300	44,473
Danone S.A. (France)	4,088	225,409
General Mills, Inc.	1,195	89,374
The J.M. Smucker Co.	306	40,490
Kerry Group plc - Class A (Ireland)	2,139	225,774
Mondelez International, Inc. - Class A	111,222	7,122,657
Nestle S.A.	51,941	6,364,190

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Tyson Foods, Inc. - Class A	758	$66,712
		14,340,507
Household Products - 0.2%
Colgate-Palmolive Co.	1,397	110,000
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	265,300	391,726
The Procter & Gamble Co.	2,321	322,410
		824,136
Personal Products - 1.3%
Beiersdorf AG (Germany)	5,374	554,192
L’Oreal S.A. (France)	364	137,613
Unilever plc - ADR (United Kingdom)	154,827	7,533,882
		8,225,687
Total Consumer Staples		36,375,747
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cameco Corp. (Canada)	7,390	190,440
Chevron Corp.	1,459	238,955
ConocoPhillips	1,356	132,115
Coterra Energy, Inc.	1,506	46,069
Devon Energy Corp.	1,002	62,976
Diamondback Energy, Inc.	321	41,094
EOG Resources, Inc.	741	82,414
Jonah Energy Parent LLC*3	6,986	374,869
Marathon Petroleum Corp.	752	68,928
Pioneer Natural Resources Co.	325	77,009
Total Energy		1,314,869
Financials - 3.4%
Banks - 0.4%
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	8,583	290,878
Citigroup, Inc.	3,076	159,644
Fifth Third Bancorp.	1,658	56,571
FinecoBank Banca Fineco S.p.A. (Italy)	59,836	743,640
HDFC Bank Ltd. - ADR (India)	5,963	374,476
JPMorgan Chase & Co.	2,935	338,582
KeyCorp.	1,853	33,910
Regions Financial Corp.	2,449	51,870
U.S. Bancorp.	2,463	116,253
		2,165,824
Capital Markets - 2.9%
Allfunds Group plc (United Kingdom)	33,105	279,357
Avanza Bank Holding AB (Sweden)	19,512	376,495
BlackRock, Inc.	4,395	2,941,046
Deutsche Boerse AG (Germany)	3,788	661,254
Intercontinental Exchange, Inc.	49,506	5,049,117
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Intermediate Capital Group plc (United Kingdom)	22,075	$411,510
Moody’s Corp.	19,057	5,912,434
S&P Global, Inc.	5,785	2,180,540
		17,811,753
Insurance - 0.1%
Admiral Group plc (United Kingdom)	26,009	607,872
The Allstate Corp.	616	72,053
Chubb Ltd.	653	123,182
Cincinnati Financial Corp.	407	39,617
The Travelers Companies, Inc.	471	74,748
		917,472
Total Financials		20,895,049
Health Care - 7.3%
Biotechnology - 1.7%
BioMarin Pharmaceutical, Inc.*	43,921	3,779,402
Gilead Sciences, Inc.	2,143	128,044
Seagen, Inc.*	16,707	3,006,926
Vertex Pharmaceuticals, Inc.*	13,039	3,656,266
		10,570,638
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	1,478	160,866
Alcon, Inc. (Switzerland)	53,475	4,175,863
Baxter International, Inc.	770	45,168
Getinge AB - Class B (Sweden)	20,730	467,792
IDEXX Laboratories, Inc.*	6,195	2,472,920
Medtronic plc	37,445	3,464,411
		10,787,020
Health Care Providers & Services - 0.0%##
Quest Diagnostics, Inc.	345	47,117
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	5,732	3,430,086
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	2,783	205,330
Dechra Pharmaceuticals plc (United Kingdom)	10,453	470,413
Johnson & Johnson	59,281	10,345,720
Merck & Co., Inc.	3,035	271,147
Novartis AG - ADR (Switzerland)	82,409	7,073,164
Pfizer, Inc.	4,303	217,345
Royalty Pharma plc - Class A	1,069	46,491
Zoetis, Inc.	9,028	1,648,061
		20,277,671
Total Health Care		45,112,532
Industrials - 5.6%
Aerospace & Defense - 1.7%
Airbus SE (France)	2,804	302,332

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Aerospace & Defense (continued)
BAE Systems plc - ADR (United Kingdom)	78,822	$2,969,217
BAE Systems plc (United Kingdom)	35,895	337,368
General Dynamics Corp.	466	105,628
L3Harris Technologies, Inc.	13,197	3,166,884
Lockheed Martin Corp.	375	155,179
Northrop Grumman Corp.	7,123	3,411,205
		10,447,813
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	390	43,173
FedEx Corp.	13,831	3,223,868
United Parcel Service, Inc. - Class B	15,706	3,060,942
		6,327,983
Airlines - 0.4%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR (Mexico)*	18,292	177,432
Ryanair Holdings plc - ADR (Ireland)*	35,596	2,598,508
		2,775,940
Building Products - 0.1%
Assa Abloy AB - Class B (Sweden)	22,876	540,469
Johnson Controls International plc	1,372	73,965
Trane Technologies plc	364	53,504
		667,938
Commercial Services & Supplies - 0.6%
Cleanaway Waste Management Ltd. (Australia)	244,322	470,684
Copart, Inc.*	25,391	3,252,587
Republic Services, Inc.	623	86,385
Waste Management, Inc.	696	114,534
		3,924,190
Electrical Equipment - 0.0%##
Eaton Corp. plc	728	108,028
Emerson Electric Co.	1,095	98,626
		206,654
Industrial Conglomerates - 0.1%
3M Co.	925	132,497
Honeywell International, Inc.	941	181,105
		313,602
Machinery - 0.1%
Caterpillar, Inc.	796	157,807
Cummins, Inc.	329	72,811
Illinois Tool Works, Inc.	551	114,476
Parker-Hannifin Corp.	205	59,263
Rotork plc (United Kingdom)	114,092	362,045
Stanley Black & Decker, Inc.	302	29,394
		795,796
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail - 1.4%
Canadian National Railway Co. (Canada)	41,794	$5,294,464
Norfolk Southern Corp.	12,238	3,073,818
Union Pacific Corp.	826	187,750
		8,556,032
Trading Companies & Distributors - 0.1%
Brenntag SE (Germany)	5,295	371,948
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	21,200	129,089
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	1,026	138,551
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	759	142,548
		410,188
Total Industrials		34,798,084
Information Technology - 9.6%
Communications Equipment - 0.1%
Cisco Systems, Inc.	4,969	225,444
Motorola Solutions, Inc.	343	81,836
		307,280
Electronic Equipment, Instruments & Components - 0.1%
Keyence Corp. (Japan)	1,100	435,976
Softwareone Holding AG (Germany)	24,971	339,874
TE Connectivity Ltd. (Switzerland)	473	63,254
		839,104
IT Services - 4.9%
Adyen N.V. - ADR (Netherlands)*	159,730	2,878,335
Adyen N.V. (Netherlands)*2	370	665,546
Automatic Data Processing, Inc.	601	144,913
Broadridge Financial Solutions, Inc.	295	47,362
Keywords Studios plc (Ireland)	4,103	126,142
Mastercard, Inc. - Class A	30,917	10,938,125
PayPal Holdings, Inc.*	60,355	5,222,518
Shopify, Inc. - Class A (Canada)*	5,415	188,605
StoneCo Ltd. - Class A (Brazil)*	30,094	288,301
Visa, Inc. - Class A	46,733	9,912,537
		30,412,384
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc.	837	143,930
Intel Corp.	5,101	185,217
Microchip Technology, Inc.	873	60,115
QUALCOMM, Inc.	1,446	209,757
Skyworks Solutions, Inc.	302	32,882
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	34,422	3,045,658
Texas Instruments, Inc.	867	155,098
		3,832,657

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Software - 3.9%
Microsoft Corp.	42,564	$11,949,417
Salesforce, Inc.*	35,451	6,523,693
ServiceNow, Inc.*	12,371	5,525,631
		23,998,741
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	615	43,868
Total Information Technology		59,434,034
Materials - 3.5%
Chemicals - 2.1%
Air Liquide S.A. - ADR (France)	172,916	4,750,003
Air Liquide S.A. (France)	6,088	836,993
Dow, Inc.	1,021	54,327
Eastman Chemical Co.	376	36,070
FMC Corp.	62,445	6,937,639
International Flavors & Fragrances, Inc.	547	67,855
LyondellBasell Industries N.V. - Class A	519	46,253
PPG Industries, Inc.	371	47,967
		12,777,107
Containers & Packaging - 0.9%
Graphic Packaging Holding Co.	248,122	5,520,714
Packaging Corp. of America	270	37,965
		5,558,679
Metals & Mining - 0.5%
Barrick Gold Corp. (Canada)	99,389	1,564,383
Newmont Corp.	29,730	1,346,174
Nucor Corp.	551	74,826
Steel Dynamics, Inc.	555	43,224
		3,028,607
Total Materials		21,364,393
Real Estate - 4.7%
Equity Real Estate Investment Trusts (REITS) - 4.7%
Agree Realty Corp.	2,751	218,952
American Homes 4 Rent - Class A	12,535	474,826
American Tower Corp.	1,524	412,745
Apple Hospitality REIT, Inc.	30,342	506,105
AvalonBay Communities, Inc.	2,327	497,838
Brandywine Realty Trust	17,239	161,185
Camden Property Trust	2,240	316,064
CareTrust REIT, Inc.	13,718	283,277
Community Healthcare Trust, Inc.	5,779	225,092
Cousins Properties, Inc.	12,667	390,777
Digital Realty Trust, Inc.	4,730	626,489
Duke Realty Corp.	6,790	424,782
Equinix, Inc.	6,945	4,887,474
Equity LifeStyle Properties, Inc.	9,668	710,791
Essex Property Trust, Inc.	1,265	362,460
Extra Space Storage, Inc.	1,629	308,728
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Flagship Communities REIT	15,519	$262,426
Getty Realty Corp.	7,481	219,493
Healthcare Realty Trust, Inc.	16,273	427,166
Independence Realty Trust, Inc.	10,139	225,086
Invitation Homes, Inc.	15,850	618,626
Life Storage, Inc.	3,273	412,038
Mid-America Apartment Communities, Inc.	3,275	608,266
Prologis, Inc.	14,623	1,938,425
Public Storage	2,656	866,945
Rexford Industrial Realty, Inc.	9,031	590,718
SBA Communications Corp.	27,511	9,237,919
Sun Communities, Inc.	4,393	720,276
Terreno Realty Corp.	5,777	361,929
UDR, Inc.	14,020	678,568
Ventas, Inc.	5,294	284,711
Welltower, Inc.	6,116	528,055
Total Real Estate		28,788,232
TOTAL COMMON STOCKS
(Identified Cost $309,178,673)		323,919,576

PREFERRED STOCKS - 0.1%

Information Technology - 0.1%
Software - 0.1%
Argo Blockchain plc (United Kingdom), 8.75%, 11/30/2026	1,900	33,630
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026	14,200	190,422
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	28,900	661,232
TOTAL PREFERRED STOCKS
(Identified Cost $1,126,924)		885,284

CORPORATE BONDS - 11.4%

Non-Convertible Corporate Bonds- 11.4%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.1%
Lumen Technologies, Inc., 7.50%, 4/1/2024	640,000	658,801
Entertainment - 0.5%
Magallanes, Inc., 4.054%, 3/15/2029[2]	3,450,000	3,275,444
Interactive Media & Services - 0.9%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	5,520,000	5,298,936
Total Communication Services		9,233,181

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary - 1.2%
Automobiles - 0.0%##
Ford Motor Credit Co. LLC, 3.087%, 1/9/2023	330,000	$328,742
Hotels, Restaurants & Leisure - 0.2%
Expedia Group, Inc., 3.25%, 2/15/2030	1,480,000	1,279,503
Internet & Direct Marketing Retail - 1.0%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	780,000	660,648
(China), 4.00%, 12/6/2037	2,820,000	2,484,644
Amazon.com, Inc., 3.30%, 4/13/2027	2,830,000	2,847,209
		5,992,501
Total Consumer Discretionary		7,600,746
Consumer Staples - 0.4%
Beverages - 0.4%
PepsiCo, Inc., 3.90%, 7/18/2032	2,480,000	2,566,985
Energy - 1.3%
Energy Equipment & Services - 0.1%
Kent Global plc (United Kingdom), 10.00%, 6/28/2026	400,000	390,000
Oil, Gas & Consumable Fuels - 1.2%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	186,000	181,169
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	3,470,000	3,876,402
Energy Transfer LP, 6.50%, 2/1/2042	2,960,000	3,103,344
PetroTal Corp. (Peru), 12.00%, 2/16/2024 (Acquired 06/15/2021-10/06/2021, cost $587,926)[4]	556,000	565,076
		7,725,991
Total Energy		8,115,991
Financials - 2.4%
Banks - 1.3%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[5]	2,330,000	2,028,981
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[5]	2,230,000	2,009,220
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[5]	3,330,000	3,354,468
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	600,000	603,069
		7,995,738
Capital Markets - 0.4%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026	1,235,000	1,100,203
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[2]	1,460,000	$1,322,903
		2,423,106
Consumer Finance - 0.3%
Navient Corp.
5.50%, 1/25/2023	325,000	326,668
6.75%, 6/25/2025	635,000	619,657
OneMain Finance Corp., 5.625%, 3/15/2023	305,000	305,053
Synergy One Lending, Inc., 5.50%, 10/14/2026	740,000	643,398
		1,894,776
Diversified Financial Services - 0.3%
Blackstone Private Credit Fund, 2.625%, 12/15/2026[2]	1,540,000	1,308,640
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	610,000	613,167
		1,921,807
Mortgage Real Estate Investment Trusts (REITS) - 0.1%
Arbor Realty Trust, Inc., 8.00%, 4/30/2023 (Acquired 05/10/2021, cost $228,923)[4]	215,000	216,419
Total Financials		14,451,846
Health Care - 0.3%
Health Care Providers & Services - 0.3%
HCA, Inc., 4.125%, 6/15/2029	2,060,000	1,986,426
Industrials - 2.0%
Airlines - 0.5%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	223,772	234,234
Southwest Airlines Co.
5.25%, 5/4/2025	2,027,000	2,089,066
5.125%, 6/15/2027	353,000	365,508
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	115,675	105,143
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	655,202	563,849
		3,357,800
Building Products - 0.1%
Eco Material Technologies, Inc., 7.875%, 1/31/2027[2]	325,000	288,642
Commercial Services & Supplies - 0.1%
Airswift Global AS (United Kingdom) (3 mo. LIBOR US + 8.500%), 10.389%, 5/12/2025 (Acquired 05/03/2021- 08/05/2021, cost $704,000)[4,6]	700,000	704,788

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Marine - 0.2%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	715,000	$668,822
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[2]	700,000	689,235
		1,358,057
Road & Rail - 0.2%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[5]	1,140,000	1,116,835
Trading Companies & Distributors - 0.9%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,490,000	1,302,056
Air Lease Corp., 3.625%, 4/1/2027	1,430,000	1,344,629
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,430,000	1,324,486
Avolon Holdings Funding Ltd. (Ireland), 2.75%, 2/21/2028[2]	2,007,000	1,654,399
		5,625,570
Total Industrials		12,451,692
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
QUALCOMM, Inc., 4.25%, 5/20/2032	2,640,000	2,799,558
Materials - 0.2%
Metals & Mining - 0.2%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,520,000	1,345,119
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $118,233)[4,7]	653,000	65
Total Materials		1,345,184
Real Estate - 1.1%
Equity Real Estate Investment Trusts (REITS) - 1.1%
Crown Castle International Corp., 3.10%, 11/15/2029	1,720,000	1,573,142
IIP Operating Partnership LP, 5.50%, 5/25/2026	700,000	607,387
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $552,500)[4]	650,000	610,723
Simon Property Group LP, 2.65%, 2/1/2032	4,550,000	3,925,345
Total Real Estate		6,716,597
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Operations Co. LLC 4.875%, 5/13/2024[2]	2,190,000	2,179,181
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers (continued)
Vistra Operations Co. LLC (continued) 3.55%, 7/15/2024[2]	630,000	$610,350
Total Utilities		2,789,531
TOTAL CORPORATE BONDS
(Identified Cost $75,678,849)		70,057,737

U.S. TREASURY SECURITIES - 17.0%

U.S. Treasury Bonds - 7.2%
U.S. Treasury Bond
2.375%, 2/15/2042	28,915,000	25,395,502
3.00%, 5/15/2047	20,060,000	19,323,422
Total U.S. Treasury Bonds
(Identified Cost $47,251,394)		44,718,924
U.S. Treasury Notes - 9.8%
U.S. Treasury Note
1.75%, 5/15/2023	12,175,000	12,058,006
2.00%, 11/15/2026	13,090,000	12,688,096
2.25%, 11/15/2027	13,050,000	12,735,984
3.125%, 11/15/2028	22,360,000	22,871,835
Total U.S. Treasury Notes
(Identified Cost $58,911,780)		60,353,921
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $106,163,174)		105,072,845

ASSET-BACKED SECURITIES - 4.7%

Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 8/15/2046[2]	1,800,000	1,616,463
CF Hippolyta Issuer LLC Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	851,466	781,812
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	780,408	686,378
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, 2/18/2046[2]	1,671,939	1,488,267
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	682,883	643,412
Credit Acceptance Auto Loan Trust Series 2020-1A, Class A, 2.01%, 2/15/2029[2]	136,094	135,686
Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	1,900,000	1,822,163
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,150,000	1,990,936
KREF Ltd., Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.070%), 3.069%, 2/15/2039[2,6]	1,300,000	1,255,268

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Navient Private Education Refi Loan Trust, Series 2020-FA, Class A, 1.22%, 7/15/2069[2]	626,645	$582,920
Nelnet Student Loan Trust, Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 2.959%, 2/25/2045[2,6]	241,575	237,163
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/2061[2]	2,275,000	2,007,495
Oxford Finance Funding LLC Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	256,605	255,447
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	885,564	876,671
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,975,000	1,873,537
PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $2,287,272)[4]	2,287,272	2,184,189
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,678,140	1,468,777
SMB Private Education Loan Trust Series 2019-B, Class A2A, 2.84%, 6/15/2037[2]	1,562,537	1,513,689
Series 2020-A, Class A2A, 2.23%, 9/15/2037[2]	320,100	300,942
Series 2020-B, Class A1A, 1.29%, 7/15/2053[2]	1,034,586	942,147
SoFi Professional Loan Program LLC Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	75,809	74,333
Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	427,048	421,387
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	878,205	847,178
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,500,000	1,351,585
Towd Point Mortgage Trust Series 2016-5, Class A1, 2.50%, 10/25/2056[2,8]	191,951	190,217
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,8]	236,193	234,453
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 3.259%, 10/25/2048[2,6]	438,588	433,834
Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	1,179,966	1,166,050
Triton Container Finance VIII LLC, Series 2021-1A, Class A, (Bermuda), 1.86%, 3/20/2046[2]	1,640,333	1,451,405
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $31,023,290)		28,833,804
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.6%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,8]	1,300,194	$1,173,225
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	48,631	48,215
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,8]	899,740	802,227
Credit Suisse Mortgage Capital Trust Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	176,637	164,591
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,8]	106,156	96,291
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,8]	62,577	60,525
Fannie Mae REMICS Series 2018-31, Class KP, 3.50%, 7/25/2047	32,483	32,462
Series 2021-69, Class WJ, 1.50%, 10/25/2050	951,612	861,506
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	1,571,000	1,511,986
Freddie Mac Multifamily Structured Pass-Through Certificates Series K030, Class X1 (IO), 0.148%, 4/25/2023[8]	38,144,883	31,495
Series K032, Class X1 (IO), 0.066%, 5/25/2023[8]	25,087,271	16,441
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	2,076,487	1,958,209
FREMF Mortgage Trust Series 2013-K28, Class X2A (IO), 0.10%, 6/25/2046[2]	69,273,067	21,634
Series 2014-K41, Class B, 3.833%, 11/25/2047[2,8]	1,731,000	1,703,938
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	410,462	395,901
GS Mortgage-Backed Securities Trust Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 2.364%, 12/25/2051[2,6]	1,269,602	1,180,082
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,8]	979,163	911,102
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,8]	1,010,477	936,746
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,8]	1,179,854	1,000,818
JP Morgan Mortgage Trust Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]	217,908	208,262
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,8]	116,846	111,269

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

New Residential Mortgage Loan Trust Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]		217,175	$211,230
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]		293,514	283,513
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]		327,098	317,077
OBX Trust, Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,8]		1,548,181	1,423,549
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]		287,447	278,818
Provident Funding Mortgage Trust Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,8]		1,184,966	1,075,863
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,8]		1,905,445	1,690,707
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,8]		2,013,381	1,776,231
Sequoia Mortgage Trust Series 2013-2, Class A, 1.874%, 2/25/2043[8]		112,567	101,556
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]		547,335	516,783
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]		116,871	109,052
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]		133,410	126,274
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 3.47%, 11/15/2027[2,6]		1,278,105	887,229
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]		186,030	173,524
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,8]		49,576	48,231
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $24,387,701)			22,246,562

FOREIGN GOVERNMENT BONDS - 0.1%

Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	972,000	45,329
Mexico Government International Bond (Mexico), 4.125%, 1/21/2026		200,000	202,089
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		440,000	422,529
TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $717,906)			669,947

MUNICIPAL BONDS - 0.7%
Clark County, Public Impt., Series A, G.O. Bond, 1.51%, 11/1/2028		2,340,000	2,064,065
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

MUNICIPAL BONDS (continued)

Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038	1,795,000	$1,490,190
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 1.58%, 5/1/2024	635,000	617,115
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	230,000	210,900

TOTAL MUNICIPAL BONDS
(Identified Cost $5,076,554)		4,382,270

U.S. GOVERNMENT AGENCIES - 4.0%

Mortgage-Backed Securities - 4.0%
Fannie Mae
Pool #888810, UMBS, 5.50%, 11/1/2022	18	18
Pool #990895, UMBS, 5.50%, 10/1/2023	1,904	1,918
Pool #AD0462, UMBS, 5.50%, 10/1/2024	1,869	1,903
Pool #MA3463, UMBS, 4.00%, 9/1/2033	265,196	271,331
Pool #MA1834, UMBS, 4.50%, 2/1/2034	344,966	360,201
Pool #MA1903, UMBS, 4.50%, 5/1/2034	154,492	161,316
Pool #889576, UMBS, 6.00%, 4/1/2038	121,088	133,086
Pool #889579, UMBS, 6.00%, 5/1/2038	99,818	109,438
Pool #MA3412, UMBS, 3.50%, 7/1/2038	330,875	333,671
Pool #995196, UMBS, 6.00%, 7/1/2038	5,833	6,381
Pool #AD0207, UMBS, 6.00%, 10/1/2038	319,654	350,497
Pool #AD0220, UMBS, 6.00%, 10/1/2038	10,293	11,278
Pool #MA0258, UMBS, 4.50%, 12/1/2039	207,550	216,829
Pool #AL1595, UMBS, 6.00%, 1/1/2040	132,588	145,364
Pool #AL0152, UMBS, 6.00%, 6/1/2040	251,850	276,496
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,273,638	2,165,456
Pool #AL0241, UMBS, 4.00%, 4/1/2041	373,749	384,847
Pool #AI5172, UMBS, 4.00%, 8/1/2041	241,567	248,676
Pool #AL1410, UMBS, 4.50%, 12/1/2041	420,803	439,739
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,752,894	2,807,062

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AL7729, UMBS, 4.00%, 6/1/2043	211,156	$217,369
Pool #AX5234, UMBS, 4.50%, 11/1/2044	207,129	216,034
Pool #AS4103, UMBS, 4.50%, 12/1/2044	309,341	322,639
Pool #BC6764, UMBS, 3.50%, 4/1/2046	148,845	149,543
Pool #BD6997, UMBS, 4.00%, 10/1/2046	171,956	175,378
Pool #BE7845, UMBS, 4.50%, 2/1/2047	113,921	118,163
Pool #AL8674, 5.66%, 1/1/2049	832,774	907,689
Pool #FS1179, UMBS, 3.50%, 12/1/2049	2,599,322	2,606,874
Pool #MA4600, UMBS, 3.50%, 5/1/2052	2,759,616	2,735,161
Pool #MA4644, UMBS, 4.00%, 5/1/2052	2,726,360	2,742,404
Freddie Mac
Pool #G12988, 6.00%, 1/1/2023	88	88
Pool #G13078, 6.00%, 3/1/2023	154	154
Pool #G13331, 5.50%, 10/1/2023	273	276
Pool #C91762, 4.50%, 5/1/2034	224,852	234,977
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #C91771, 4.50%, 6/1/2034	196,542	$205,443
Pool #C91780, 4.50%, 7/1/2034	286,534	300,652
Pool #G03926, 6.00%, 2/1/2038	49,552	54,423
Pool #G05906, 6.00%, 4/1/2040	45,116	49,473
Pool #Q33778, 4.00%, 6/1/2045	295,668	302,093
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,699,238	2,622,980
Pool #SD8230, UMBS, 4.50%, 6/1/2052	2,347,955	2,394,182
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $24,839,197)		24,781,502

SHORT-TERM INVESTMENT - 5.7%

Dreyfus Government Cash Management, Institutional Shares, 1.83%[9]
(Identified Cost $35,270,349)	35,270,349	35,270,349

TOTAL INVESTMENTS - 99.8%
(Identified Cost $613,462,617)		616,119,876
OTHER ASSETS, LESS LIABILITIES - 0.2%		1,258,433
NET ASSETS - 100%		$617,378,309

ADR - American Depositary Receipt

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $66,792,722, which represented 10.8% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at July 31, 2022 was $4,281,260, or 0.7% of the Series’ Net Assets.

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2022.

6Floating rate security. Rate shown is the rate in effect as of July 31, 2022.

7Issuer filed for bankruptcy and/or is in default of interest payments.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2022.

9Rate shown is the current yield as of July 31, 2022.

Investment Portfolio - July 31, 2022

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$34,894,599	$32,937,742	$1,956,857	$—
Consumer Discretionary	40,942,037	39,737,490	1,204,547	—
Consumer Staples	36,375,747	25,530,239	10,845,508	—
Energy	1,314,869	940,000	—	374,869
Financials	20,895,049	17,814,921	3,080,128	—
Health Care	45,112,532	44,174,327	938,205	—
Industrials	34,798,084	32,413,238	2,384,846	—
Information Technology	59,434,034	57,866,496	1,567,538	—
Materials	21,364,393	20,527,400	836,993	—
Real Estate	28,788,232	28,788,232	—	—
Preferred securities:
Information Technology	885,284	885,284	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	129,854,347	—	129,854,347	—
States and political subdivisions (municipals)	4,382,270	—	4,382,270	—
Corporate debt:
Communication Services	9,233,181	—	9,233,181	—
Consumer Discretionary	7,600,746	—	7,600,746	—
Consumer Staples	2,566,985	—	2,566,985	—
Energy	8,115,991	—	8,115,991	—
Financials	14,451,846	—	14,451,846	—
Health Care	1,986,426	—	1,986,426	—
Industrials	12,451,692	—	12,451,692	—
Information Technology	2,799,558	—	2,799,558	—
Materials	1,345,184	—	1,345,184	—
Real Estate	6,716,597	—	6,716,597	—
Utilities	2,789,531	—	2,789,531	—
Asset-backed securities	28,833,804	—	28,833,804	—
Commercial mortgage-backed securities	22,246,562	—	22,246,562	—
Foreign government bonds	669,947	—	669,947	—
Short-Term Investment	35,270,349	35,270,349	—	—
Total assets	$616,119,876	$336,885,718	$278,859,289	$374,869

Investment Portfolio - July 31, 2022

(unaudited)

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.